FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 44,558	$ 41,335
Financial liabilities	227,064	197,540
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,232	2,369
Financial liabilities	2,714	2,104
Level 3 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,232	2,369	$ 1,780
Financial liabilities	2,714	2,104	$ 2,542
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	160	(92)
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	96	(111)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	(8)	15
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	94	4
Disposals, net of additions	(289)	666
Disposals, net of additions	$ 420	$ (331)